Merger - Business Acquisition, Unaudited Pro Forma Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Combination, Separately Recognized Transactions [Line Items]
Net interest income after provision for loan losses									$ 51,559	$ 46,192	$ 40,366
Noninterest income									16,132	14,278	13,874
Net income	$ 3,631	$ 3,680	$ 5,181	$ 4,725	$ 3,199	$ 3,253	$ 3,122	$ 3,171	$ 17,217	$ 12,745	$ 9,528
Basic	$ 0.39	$ 0.41	$ 0.61	$ 0.55	$ 0.36	$ 0.36	$ 0.35	$ 0.36	$ 1.96	$ 1.43	$ 0.99
Diluted	$ 0.33	$ 0.34	$ 0.47	$ 0.43	$ 0.29	$ 0.30	$ 0.29	$ 0.29	$ 1.57	$ 1.17	$ 0.85
Pro Forma [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Net interest income after provision for loan losses									$ 51,389	$ 46,852	$ 44,583
Noninterest income									16,132	14,699	14,297
Net income									$ 16,949	$ 11,931	$ 10,045
Basic									$ 1.93	$ 1.32	$ 1.06
Diluted									$ 1.55	$ 1.09	$ 0.90